Trade Receivables, Net (Tables)	6 Months Ended
Dec. 31, 2024
Trade Receivables, Net [Abstract]
Schedule of Trade Receivables, Net
	December 31, 2024	June 30, 2024
	RM	RM
Trade receivables
- Third parties	76,650,000	27,940,000

Impairment allowance
Balance as of July 1, 2024	(94,000)	-
Reversal / (addition)	94,000	(94,000)
Balance as of December 31, 2024 / June 30, 2024	-	(94,000)

Net balance	76,650,000	27,846,000

Schedule of Trade Receivables and Aging Analysis	Trade receivables and aging analysis of the Group are as follows:
IOT segment – third parties
RM
December 31, 2024

Current	76,650,000

Past due:
1 to 30 days	-
31 to 120 days	-

Less: impairment allowance	-
Total	76,650,000

June 30, 2024

Current	27,000,000

Past due:
1 to 30 days	470,000
31 to 120 days	470,000

Less: impairment allowance	(94,000)
Total	27,846,000